SEGMENT INFORMATION - Income Statement Captions by Segment (Details) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of operating segments [line items]
Revenues	$ 9,649,000,000	$ 9,606,000,000	$ 9,903,000,000
Direct operating costs	(8,801,000,000)	(8,853,000,000)	(9,058,000,000)
General and administrative expenses	(282,000,000)	(313,000,000)	(336,000,000)
Interest expense, net	(401,000,000)	(405,000,000)	(396,000,000)
Equity accounted income (loss), net	5,000,000	3,000,000	22,000,000
Impairment expense, net	0	0	(131,000,000)
Gain (loss) on acquisitions/dispositions, net	0	55,000,000	13,000,000
Other income (expense), net	(89,000,000)	(234,000,000)	(142,000,000)
Income (loss) before income tax	81,000,000	(141,000,000)	(125,000,000)
Income tax (expense) recovery
Current	(33,000,000)	(27,000,000)	(77,000,000)
Deferred	45,000,000	41,000,000	68,000,000
Net income (loss)	93,000,000	(127,000,000)	(134,000,000)
Attributable to:
Brookfield Business Partners	36,000,000	(164,000,000)	(128,000,000)
Non-controlling interests	57,000,000	37,000,000	(6,000,000)
Operating segments
Disclosure of operating segments [line items]
Revenues	9,649,000,000	9,606,000,000	9,903,000,000
Direct operating costs	(8,198,000,000)	(8,268,000,000)	(8,538,000,000)
General and administrative expenses	(256,000,000)	(286,000,000)	(310,000,000)
Adjusted net operating income	1,195,000,000	1,052,000,000	1,055,000,000
Unallocated amounts
Disclosure of operating segments [line items]
Direct operating costs	(603,000,000)	(585,000,000)	(520,000,000)
General and administrative expenses	(26,000,000)	(27,000,000)	(26,000,000)
Interest expense, net	(401,000,000)	(405,000,000)	(396,000,000)
Equity accounted income (loss), net	5,000,000	3,000,000	22,000,000
Impairment expense, net			(131,000,000)
Gain (loss) on acquisitions/dispositions, net		55,000,000	13,000,000
Other income (expense), net	(89,000,000)	(234,000,000)	(142,000,000)
Business services
Disclosure of operating segments [line items]
Revenues	5,736,000,000	5,817,000,000	5,808,000,000
Business services | Operating segments
Disclosure of operating segments [line items]
Revenues	5,736,000,000	5,817,000,000	5,808,000,000
Direct operating costs	(5,289,000,000)	(5,454,000,000)	(5,511,000,000)
General and administrative expenses	(115,000,000)	(120,000,000)	(90,000,000)
Adjusted net operating income	332,000,000	243,000,000	207,000,000
Infrastructure services
Disclosure of operating segments [line items]
Revenues	3,274,000,000	3,272,000,000	3,350,000,000
Infrastructure services | Operating segments
Disclosure of operating segments [line items]
Revenues	3,274,000,000	3,272,000,000	3,350,000,000
Direct operating costs	(2,477,000,000)	(2,477,000,000)	(2,545,000,000)
General and administrative expenses	(114,000,000)	(144,000,000)	(182,000,000)
Adjusted net operating income	683,000,000	651,000,000	623,000,000
Industrials
Disclosure of operating segments [line items]
Revenues	639,000,000	517,000,000	745,000,000
Industrials | Operating segments
Disclosure of operating segments [line items]
Revenues	639,000,000	517,000,000	745,000,000
Direct operating costs	(432,000,000)	(337,000,000)	(482,000,000)
General and administrative expenses	(27,000,000)	(22,000,000)	(38,000,000)
Adjusted net operating income	$ 180,000,000	$ 158,000,000	$ 225,000,000